SCHEDULE OF INVESTMENT IN AN ASSOCIATE (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Total	$ 117	¥ 16,902	$ 20	¥ 2,939	¥ 4,000
Music Circus Co Ltd [member]
IfrsStatementLineItems [Line Items]
Total	$ 117	¥ 16,902		¥ 2,939